INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Weighted average useful lives of intangible assets
Beginning balance	¥ 410,595		¥ 355,313
Additions	363,189		124,697
Foreign currency translation difference	(4,245)		1,613
Amortization expense	(72,690)	$ (11,140)	(71,028)	¥ (68,115)
Impairment	(38,654)	(5,924)
Ending balance	658,195	100,873	410,595	355,313
Purchased software
Weighted average useful lives of intangible assets
Beginning balance	42,727		47,254
Additions	12,893		11,128
Foreign currency translation difference	(32)		413
Amortization expense	(13,689)		(16,068)
Ending balance	41,899	6,421	42,727	47,254
Radio Spectrum License
Weighted average useful lives of intangible assets
Beginning balance	65,123		72,908
Foreign currency translation difference	(4,213)		1,200
Amortization expense	(8,403)		(8,985)
Impairment	(38,654)
Ending balance	13,853	2,123	65,123	72,908
Operating permits
Weighted average useful lives of intangible assets
Beginning balance	97,244
Additions	274,904		100,380
Amortization expense	(5,189)		(3,136)
Ending balance	366,959	56,239	97,244
Contract Backlog
Weighted average useful lives of intangible assets
Beginning balance			5,162
Amortization expense			(5,162)
Ending balance		0		5,162
Customer Relationships
Weighted average useful lives of intangible assets
Beginning balance	88,040		112,961
Amortization expense	(24,854)		(24,921)
Ending balance	63,186	9,684	88,040	112,961
Licenses
Weighted average useful lives of intangible assets
Beginning balance	3,498		3,883
Amortization expense	(385)		(385)
Ending balance	3,113	477	3,498	3,883
Supplier Relationships
Weighted average useful lives of intangible assets
Beginning balance	13,996		17,070
Amortization expense	(3,074)		(3,074)
Ending balance	10,922	1,674	13,996	17,070
Trade Names
Weighted average useful lives of intangible assets
Beginning balance	84,778		90,591
Amortization expense	(5,813)		(5,813)
Ending balance	78,965	12,102	84,778	90,591
Customer Contract
Weighted average useful lives of intangible assets
Additions	66,708
Amortization expense	(3,602)
Ending balance	63,106	9,671
Non - Complete Agreement
Weighted average useful lives of intangible assets
Beginning balance			44
Amortization expense			(44)
Ending balance		0		44
Internal-use Software
Weighted average useful lives of intangible assets
Beginning balance	15,189		5,440
Additions	8,684		13,189
Amortization expense	(7,681)		(3,440)
Ending balance	¥ 16,192	$ 2,482	¥ 15,189	¥ 5,440